Guarantee Of Registered Securities (Condensed Consolidating Statements Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			31 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities of continuing operations	$ 1,886.7	$ 2,074.1	$ 757.4
INVESTING ACTIVITIES
Acquisition of Pride International, Inc., net of cash acquired	0	0	(2,656.0)
Additions to property and equipment	(1,768.5)	(1,715.0)	(645.7)
Purchases of short-term investments	(50.0)	(90.0)	(4.5)
Maturities of short-term investments	50.0	44.5	0
Other	6.0	3.2	5.3
Net cash used in investing activities of continuing operations	(1,762.5)	(1,757.3)	(3,300.9)
FINANCING ACTIVITIES
Proceeds from issuance of senior notes	0	0	2,462.8
Cash dividends paid	(525.6)	(348.1)	(292.3)
Commercial paper borrowings, net	0	(125.0)	125.0
Equity financing costs	0	66.7	(70.5)
Reduction of long-term borrowings	(47.5)	(47.5)	(213.3)
Proceeds from exercise of share options	22.3	35.8	39.9
Debt financing costs	(4.6)	0	(31.8)
Advances (to) from affiliates	0	0	0
Other	(21.7)	(17.4)	(15.7)
Net cash (used in) provided by financing activities of continuing operations	(577.1)	(435.5)	2,004.1
DISCONTINUED OPERATIONS
Operating activities	93.8	113.0	(25.2)
Investing activities	37.8	60.1	(54.6)
Net cash provided by discontinued operations	131.6	173.1	(79.8)	203.0 [1]
Effect of exchange rate changes on cash and cash equivalents	(0.2)	2.0	(0.8)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(321.5)	56.4	(620.0)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	487.1	430.7	1,050.7
CASH AND CASH EQUIVALENTS, END OF YEAR	165.6	487.1	430.7	165.6
Ensco Plc [Member]
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities of continuing operations	(114.8)	(71.6)	2.0
INVESTING ACTIVITIES
Acquisition of Pride International, Inc., net of cash acquired			0
Additions to property and equipment	0	0	0
Purchases of short-term investments	0	0	0
Maturities of short-term investments	0	0
Other	0	(0.3)	0
Net cash used in investing activities of continuing operations	0	(0.3)	0
FINANCING ACTIVITIES
Proceeds from issuance of senior notes			2,462.8
Cash dividends paid	(525.6)	(348.1)	(292.3)
Commercial paper borrowings, net		(125.0)	125.0
Equity financing costs		66.7	(70.5)
Reduction of long-term borrowings	0	0	0
Proceeds from exercise of share options	22.3	23.9	0
Debt financing costs	0		(27.1)
Advances (to) from affiliates	407.2	501.2	(1,956.1)
Other	(14.4)	(11.6)	(10.6)
Net cash (used in) provided by financing activities of continuing operations	(110.5)	107.1	231.2
DISCONTINUED OPERATIONS
Operating activities	0	0	0
Investing activities	0	0	0
Net cash provided by discontinued operations	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(225.3)	35.2	233.2
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	271.8	236.6	3.4
CASH AND CASH EQUIVALENTS, END OF YEAR	46.5	271.8	236.6	46.5
ENSCO International Inc. [Member]
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities of continuing operations	(128.7)	(38.2)	(2.6)
INVESTING ACTIVITIES
Acquisition of Pride International, Inc., net of cash acquired			0
Additions to property and equipment	0	0	0
Purchases of short-term investments	0	0	0
Maturities of short-term investments	0	0
Other	(4.1)	0.4	(6.1)
Net cash used in investing activities of continuing operations	(4.1)	0.4	(6.1)
FINANCING ACTIVITIES
Proceeds from issuance of senior notes			0
Cash dividends paid	0	0	0
Commercial paper borrowings, net		0	0
Equity financing costs		0	0
Reduction of long-term borrowings	0	0	0
Proceeds from exercise of share options	0	11.9	39.9
Debt financing costs	(4.6)		(4.7)
Advances (to) from affiliates	136.2	27.6	(34.5)
Other	0	0	0
Net cash (used in) provided by financing activities of continuing operations	131.6	39.5	0.7
DISCONTINUED OPERATIONS
Operating activities	0	0	(11.1)
Investing activities	0	0	0
Net cash provided by discontinued operations	0	0	(11.1)
Effect of exchange rate changes on cash and cash equivalents	0	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1.2)	1.7	(19.1)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1.7	0	19.1
CASH AND CASH EQUIVALENTS, END OF YEAR	0.5	1.7	0	0.5
Pride International Inc. [Member]
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities of continuing operations	(62.9)	(21.6)	(59.9)
INVESTING ACTIVITIES
Acquisition of Pride International, Inc., net of cash acquired			92.9
Additions to property and equipment	0	0	0
Purchases of short-term investments	0	0	0
Maturities of short-term investments	0	0
Other	0	0	0
Net cash used in investing activities of continuing operations	0	0	92.9
FINANCING ACTIVITIES
Proceeds from issuance of senior notes			0
Cash dividends paid	0	0	0
Commercial paper borrowings, net		0	0
Equity financing costs		0	0
Reduction of long-term borrowings	0	0	(181.0)
Proceeds from exercise of share options	0	0
Debt financing costs	0		0
Advances (to) from affiliates	(17.2)	84.0	170.6
Other	0	0	0
Net cash (used in) provided by financing activities of continuing operations	(17.2)	84.0	(10.4)
DISCONTINUED OPERATIONS
Operating activities	0	0	0
Investing activities	0	0	0
Net cash provided by discontinued operations	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(80.1)	62.4	22.6
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	85.0	22.6	0
CASH AND CASH EQUIVALENTS, END OF YEAR	4.9	85.0	22.6	4.9
Other Non-Guarantor Subsidiaries Of Ensco [Member]
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities of continuing operations	2,193.1	2,205.5	817.9
INVESTING ACTIVITIES
Acquisition of Pride International, Inc., net of cash acquired			(2,748.9)
Additions to property and equipment	(1,768.5)	(1,715.0)	(645.7)
Purchases of short-term investments	(50.0)	(90.0)	(4.5)
Maturities of short-term investments	50.0	44.5
Other	10.1	3.1	11.4
Net cash used in investing activities of continuing operations	(1,758.4)	(1,757.4)	(3,387.7)
FINANCING ACTIVITIES
Proceeds from issuance of senior notes			0
Cash dividends paid	0	0	0
Commercial paper borrowings, net		0	0
Equity financing costs		0	0
Reduction of long-term borrowings	(47.5)	(47.5)	(32.3)
Proceeds from exercise of share options	0	0
Debt financing costs	0		0
Advances (to) from affiliates	(526.2)	(612.8)	1,820.0
Other	(7.3)	(5.8)	(5.1)
Net cash (used in) provided by financing activities of continuing operations	(581.0)	(666.1)	1,782.6
DISCONTINUED OPERATIONS
Operating activities	93.8	113.0	(14.1)
Investing activities	37.8	60.1	(54.6)
Net cash provided by discontinued operations	131.6	173.1	(68.7)
Effect of exchange rate changes on cash and cash equivalents	(0.2)	2.0	(0.8)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(14.9)	(42.9)	(856.7)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	128.6	171.5	1,028.2
CASH AND CASH EQUIVALENTS, END OF YEAR	113.7	128.6	171.5	113.7
Consolidating Adjustments [Member]
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities of continuing operations	0	0	0
INVESTING ACTIVITIES
Acquisition of Pride International, Inc., net of cash acquired			0
Additions to property and equipment	0	0	0
Purchases of short-term investments	0	0	0
Maturities of short-term investments	0	0
Other	0	0	0
Net cash used in investing activities of continuing operations	0	0	0
FINANCING ACTIVITIES
Proceeds from issuance of senior notes			0
Cash dividends paid	0	0	0
Commercial paper borrowings, net		0	0
Equity financing costs		0	0
Reduction of long-term borrowings	0	0	0
Proceeds from exercise of share options	0	0
Debt financing costs	0		0
Advances (to) from affiliates	0	0	0
Other	0	0	0
Net cash (used in) provided by financing activities of continuing operations	0	0	0
DISCONTINUED OPERATIONS
Operating activities	0	0	0
Investing activities	0	0	0
Net cash provided by discontinued operations	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	0	0	0
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 0	$ 0	$ 0	$ 0

[1]	The rigs' operating results were reclassified to discontinued operations in our consolidated statements of income for each of the years in the three-year period ended December 31, 2013 and were previously included within the operating segment noted in the above table.